Schedule of Investments (unaudited) September 30, 2020	BlackRock LifePath® Dynamic 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/Investment Value	Value

Affiliated Investment Companies(a)

Equity Funds — 90.2%
BlackRock Advantage Emerging Markets Fund, Class K	639,801	$6,877,861
BlackRock Tactical Opportunities Fund, Class K	228,505	3,148,809
Diversified Equity Master Portfolio	$32,990,216	32,990,216
International Tilts Master Portfolio	$9,739,499	9,739,499
iShares Developed Real Estate Index Fund, Class K	337,732	2,958,530
iShares MSCI EAFE Small-Cap ETF	45,938	2,709,882

		58,424,797

Fixed Income Funds — 5.5%
CoreAlpha Bond Master Portfolio	$956,293	956,293
iShares Core U.S. Aggregate Bond ETF	6,475	764,439
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,488	200,448
iShares TIPS Bond ETF	8,232	1,041,348
Master Total Return Portfolio	$600,151	600,151

		3,562,679

Security	Shares	Value

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(c)(d)	204,416	$204,600
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	945,012	945,012

		1,149,612

Total Affiliated Investment Companies — 97.5% (Cost: $49,730,206)		63,137,088

Other Assets Less Liabilities — 2.5%		1,650,901

Net Assets — 100.0%		$64,787,989

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$4,943,591	(a)	$3,006,419	(b)	$ (1,059,093)		$(163,235)	$150,179	$6,877,861	639,801	$4,400		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	138,370	(a)	66,284	(c)	—		(54)	—	204,600	204,416	737	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,240,686	(a)	—		(4,295,674	)(c)	—	—	945,012	945,012	21,180		—
BlackRock Tactical Opportunities Fund, Class K	507,176	(a)	2,909,774	(b)	(255,149)		(10,321)	(2,671)	3,148,809	228,505	—		—
CoreAlpha Bond Master Portfolio	1,237,147	(a)	—		(599,529	)(c)	56,833	261,842	956,293	$956,293	23,925		—
Diversified Equity Master Portfolio	25,529,263	(a)	344,483	(c)	—		300,118	6,816,352	32,990,216	$32,990,216	361,041		—
International Tilts Master Portfolio	8,495,927	(a)	168,446	(c)	—		(442,941)	1,518,067	9,739,499	$9,739,499	152,321		—
iShares Core MSCI EAFE ETF(e)	—		2,435,403	(f)	(2,244,404)		(190,999)	—	—	—	26,476		—
iShares Core U.S. Aggregate Bond ETF	—		765,293		—		—	(854)	764,439	6,475	3,733		—
iShares Developed Real Estate Index Fund - Class K	2,195,928	(a)	1,449,640	(b)	(146,991)		(49,513)	(490,534)	2,958,530	337,732	38,587		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—		200,147		—		—	301	200,448	1,488	1,341		—
iShares MSCI EAFE Small-Cap ETF	1,862,421	(a)	1,210,345	(b)	(298,709)		(46,468)	(17,707)	2,709,882	45,938	23,584		—
iShares TIPS Bond ETF	719,237	(a)	422,780	(b)	(168,807)		743	67,395	1,041,348	8,232	3,850		—
Master Total Return Portfolio	253,365	(a)	307,217	(c)	—		13,924	25,645	600,151	$600,151	7,580		—

							$(531,913)	$8,328,015	$63,137,088		$668,755		$—

(a)	Represents value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(b)	Represents amount purchased by the Fund and the LifePath Dynamic Master Portfolio.
(c)	Represents net amount purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	As of period end, the entity is no longer held.
(f)	Represents amount purchased by the LifePath Dynamic Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	11	10/16/20	$868	$(32,226)
Euro BTP	6	12/08/20	1,038	11,179
S&P/TSX 60 Index	10	12/17/20	1,444	(843)
Euro Stoxx 50 Index	5	12/18/20	187	(6,225)
FTSE/MIB Index	8	12/18/20	889	(34,659)
MSCI EAFE Index	37	12/18/20	3,428	(70,051)
Russell 2000 E-Mini Index	13	12/18/20	978	1,371

				(131,454)

Short Contracts
Topix Index	1	12/10/20	154	(2,706)
FTSE 100 Index	3	12/18/20	226	5,408
S&P 500 E-Mini Index	3	12/18/20	503	(3,271)

				(569)

				$(132,023)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	8,578,960	USD	81,049	Bank of America N.A.	12/16/20	$377
JPY	61,499,755	USD	579,905	Morgan Stanley & Co. International PLC	12/16/20	3,814

						4,191

AUD	858,240	USD	626,314	Morgan Stanley & Co. International PLC	12/16/20	(11,476)
CAD	786,512	USD	600,960	Bank of America N.A.	12/16/20	(10,089)
EUR	71,608	USD	84,554	Morgan Stanley & Co. International PLC	12/16/20	(456)
EUR	2,345,292	USD	2,785,367	Morgan Stanley & Co. International PLC	12/16/20	(30,996)

						(53,017)

						$(48,826)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds	$15,695,082	$—	$—	$15,695,082
Fixed Income Funds	2,006,235	—	—	2,006,235
Money Market Funds	1,149,612	—	—	1,149,612

	$18,850,929	$—	$—	18,850,929

Investments Valued at NAV(a)				44,286,159

				$63,137,088

Derivative Financial Instruments(b)
Assets
Equity Contracts	$6,779	$—	$—	$6,779
Foreign Currency Exchange Contracts	—	4,191	—	4,191
Interest Rate Contracts	11,179	—	—	11,179
Liabilities
Equity Contracts	(149,981)	—	—	(149,981)
Foreign Currency Exchange Contracts	—	(53,017)	—	(53,017)

	$(132,023)	$(48,826)	$—	$(180,849)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3